EATON VANCE INTERNATIONAL SMALL-CAP FUND

Supplement to Statutory Prospectus and Statement of Additional Information (“SAI”)

dated April 1, 2024

The following changes will be effective February 1, 2025:

1.	The following replaces “Portfolio Managers” under “Fund Summary”:

Portfolio Managers

Aidan M. Farrell, Managing Director of Morgan Stanley and MSIM Fund Management (Ireland) Limited (“MSIM FMIL”), who has managed the Fund since its inception in December 2015.

Allen J. Mayer, CFA, ACA, Executive Director of Morgan Stanley and of EVAIL, has managed the Fund since February 1, 2024.

Bradley Powell, CFA, Executive Director of Morgan Stanley and of EVAIL, has managed the Fund since February 1, 2025.

2.	The following replaces the seventh paragraph under “Management and Organization” in the Fund’s statutory prospectus:

The Fund is managed by Aiden M. Farrell (since inception), Allen J. Mayer, CFA, ACA (since February 1, 2024) and Bradley Powell, CFA (since February 1, 2025). Mr. Farrell is a Managing Director of Morgan Stanley and of MSIM FMIL, and has been an employee of the Morgan Stanley organization for more than five years and manages other funds. Prior to joining MSIM FMIL in October 2021, Mr. Farrell held similar positions at EVGA and EVAIL (2017-2021). Mr. Mayer is an Executive Director of Morgan Stanley and of EVAIL, and has been an employee of the Morgan Stanley organization for more than five years and manages other funds. Mr. Powell is an Executive Director of Morgan Stanley and of EVAIL, and has been an employee of the Morgan Stanley organization since 2022. Prior to joining Morgan Stanley, Mr. Powell was an equity research analyst at Fidelity Investments from 2016 to 2022.

3.	The following is being added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Fund’s SAI:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Bradley Powell, CFA(1)
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
(1)	As of November 30, 2024.
Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Bradley Powell, CFA(1)	None	$1 - $10,000
(1)	As of November 30, 2024.

February 1, 2025	48579-00 2.1.25